Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentration Of Credit Risks - Schedule of Concentration Risk
	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	12 months ended December 31,			As at December 31,
	2023	2022	2021	2023	2022
IoT operating segment
Multinational electronics contract manufacturing company	15%	14%	10%	14%	30%
International equipment and software manufacturer	6%	5%	8%	18%	11%
International digital identity & security provider	12%	9%	0%	0%	6%
International software services provider	8%	6%	5%	13%	4%
International telecommunication company	5%	3%	2%	12%	2%
Multinational telecommunication & hardware manufacturing company	4%	5%	5%	11%	7%